Vanguard® STAR Fund
Schedule of Investments (unaudited)
As of January 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value ($000)
Investment Companies (100.0%)
U.S. Stock Funds (44.0%)
Vanguard WindsorTM II Fund Investor Shares	71,042,537	3,288,559
Vanguard U.S. Growth Fund Investor Shares	37,631,139	2,796,746
Vanguard Windsor Fund Investor Shares	82,231,413	1,791,823
Vanguard PRIMECAP Fund Investor Shares	8,356,005	1,400,884
Vanguard ExplorerTM Fund Investor Shares	7,353,656	882,880
		10,160,892
International Stock Funds (19.0%)
Vanguard International Growth Fund Investor Shares	66,156,052	2,236,736
Vanguard International Value Fund Investor Shares	55,013,664	2,143,332
		4,380,068
U.S. Bond Funds (37.0%)
Vanguard Short-Term Investment-Grade Fund Investor Shares	283,111,686	2,924,544
Vanguard GNMA Fund Investor Shares	314,736,142	2,879,836
Vanguard Long-Term Investment-Grade Fund Investor Shares	363,480,680	2,740,644
		8,545,024
Total Investment Companies (Cost $15,415,445)		23,085,984
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 4.371% (Cost $—)	3	—
Total Investments (100.0%) (Cost $15,415,445)		23,085,984
Other Assets and Liabilities—Net (0.0%)		(289)
Net Assets (100%)		23,085,695
Cost is in $000.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A.  Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
B.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At January 31, 2025, 100% of the market value of the fund's investments was determined based on Level 1 inputs.
C.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Oct. 31, 2024 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jan. 31, 2025 Market Value ($000)
Vanguard Explorer Fund	906,928	54,500	74,894	8,182	(11,836)	3,548	50,952	882,880
Vanguard GNMA Fund	2,869,121	26,393	—	—	(15,678)	26,416	—	2,879,836
Vanguard International Growth Fund	2,202,277	189,191	30,751	744	(124,725)	16,155	173,037	2,236,736
Vanguard International Value Fund	2,147,379	162,409	—	—	(166,456)	54,427	107,982	2,143,332
Vanguard Long-Term Investment-Grade Fund	2,800,618	33,932	—	—	(93,906)	33,958	—	2,740,644
Vanguard Market Liquidity Fund	1	NA1	NA1	—	—	2	—	—
Vanguard PRIMECAP Fund	1,386,254	86,282	47,739	964	(24,877)	12,571	73,711	1,400,884
Vanguard Short-Term Investment-Grade Fund	2,919,145	31,289	25,815	(476)	401	31,320	—	2,924,544
Vanguard U.S. Growth Fund	2,791,075	121,744	308,098	181,897	10,128	5,209	116,535	2,796,746
Vanguard Windsor Fund	1,836,912	181,801	106,415	9,566	(130,041)	17,171	164,630	1,791,823
Vanguard Windsor II Fund	3,321,357	288,409	182,072	24,199	(163,334)	24,020	264,389	3,288,559
Total	23,181,067	1,175,950	775,784	225,076	(720,324)	224,797	951,236	23,085,984
1	Not applicable—purchases and sales are for temporary cash investment purposes.